SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS
Summary of short-term investments

	As of December 31,
	2022	2023

	(HK$ in thousands)

Treasury bills	666,883	2,135,266
Financial assets at fair value through profit or loss	270	830,528
Money market funds	7,911	148,819
Total	675,064	3,114,613